Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34175
Entity Registrant Name	ECOPETROL S.A.
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Carrera 13 No. 36 – 24
Entity Address, City or Town	Bogotá
Entity Address, Postal Zip Code	00000
Entity Address, Country	CO
Entity Common Stock, Shares Outstanding	41,116,694,690
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001444406
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young Audit S.A.S.	Ernst & Young Audit S.A.S.
Auditor Firm ID	1522	1522
Auditor Location	Bogotá, D.C., Colombia	Bogotá, D.C., Colombia
Common shares
Document and Entity Information
Title of 12(b) Security	Ecopetrol common shares par value COP 609 per share
Trading Symbol	EC
Security Exchange Name	NYSE
American depository receipts
Document and Entity Information
Title of 12(b) Security	American Depository Shares (as evidenced by American Depository Receipts), each representing 20 common shares par value COP 609 per share
Trading Symbol	EC
Security Exchange Name	NYSE
Business Contact
Document and Entity Information
Contact Personnel Name	Lina Maria Contreras Mora
Contact Personnel Email Address	investors@ecopetrol.com.co
Entity Address, Address Line One	Carrera 13 No.36 - 24
Entity Address, City or Town	Bogotá
Entity Address, Postal Zip Code	00000
Entity Address, Country	CO
City Area Code	57
Local Phone Number	310 315 8600